CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Investment Securities, Available-for-sale, Amortized Cost	$ 3,382,604	$ 3,827,418
Investment securities held-to-maturity, market value	$ 71,688	$ 76,485
Common Stock, No Par Value	$ 0.00	$ 0.00
Common Stock, Shares Authorized	160,000,000	160,000,000
Common Stock, Shares, Issued	104,281,794	104,281,794
Treasury Stock, Common, Shares	9,140,550	9,390,695